GSMBS 2022-NQM2 ABS-15G/A

Exhibit 99.6 - Schedule 7

Tape Discrepancies
Loan #1	GS Loan Number	Dummy ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx		B1 Credit Score	xx	xx	xx	xx	As per Credit Report Score updated.	Initial
xx	xx	xx		B1 Credit Score	xx	xx	xx	xx	Update Asper Credit Report Fico Score	Initial